PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Major classes of property, plant and equipment were as follows:

	December 31, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Land and land improvements	$515,622	$548,847
Buildings and leasehold improvements	305,814	300,258
Machinery and equipment	334,849	328,006
Computer software	76,697	76,997
Vessels and containers	206,174	195,218
Machinery and equipment and vessel containers under finance leases	100,116	47,209
Construction in progress	41,679	50,474
Property, plant and equipment, gross	1,580,951	1,547,009
Accumulated depreciation	(498,895)	(444,775)
Property, plant and equipment, net	$1,082,056	$1,102,234
Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Years

Land improvements	1 to 30
Buildings and leasehold improvements*	2 to 50
Machinery and equipment	1 to 25
Computer software	2 to 10
Vessels and containers	1 to 30
Machinery and equipment and vessel containers under finance leases	Shorter of lease term or useful life
*Leasehold improvements are depreciated using the shorter of the useful life or life of the lease.